Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule Of Long-Term Debt

	December 31,
(in thousands)	2012	2011
Senior notes - 4.10% due 2022	$349,407	$0
Revolving credit facilities	75,000	22,000
Lines of credit	4,382	8,023
Senior notes - 7.125% due 2016	0	150,000
Foundry Park I mortgage loan - due 2015	0	63,544
	428,789	243,567
Current maturities of long-term debt	(4,382)	(10,966)
	$424,407	$232,601

Schedule of Unused Portion of Revolving Credit Facility
The following table provides information related to the unused portion of our revolving credit facility in effect at December 31, 2012 and December 31, 2011:

	December 31,
(in millions)	2012	2011
Maximum borrowing capacity under the revolving credit facilities	$650.0	$300.0
Outstanding borrowings under the revolving credit facilities	75.0	22.0
Outstanding letters of credit	3.1	6.1
Unused portion of revolving credit facilities	$571.9	$271.9

Schedule Of Principal Debt Payments	Principal debt payments for the next five years are scheduled as follows (in millions):

2013	$4.4
2014	0.0
2015	0.0
2016	0.0
2017	75.0
Thereafter	349.4